Net Employee Defined Benefit Liabilities (Details) - Schedule of Defined Benefit Obligation and Fair Value of Plan Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	$ 3,163	$ 4,838
Current service cost	152	198
Net interest expense	150	120
Past service cost and effect of settlements	(212)
Total expense recognized in profit or loss for the period	90	318
Payments from the plan	(36)	(1,376)
Return on plan assets (excluding amounts included in net interest expenses)
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions	(24)	(258)
Actuarial gain (loss) arising from experience adjustments	36	151
Total effect on other comprehensive income for the period	12	(107)
Effect of changes in foreign exchange rates	(94)	(511)
by employer
by plan’s participants
Balance at ending	3,135	3,163
Fair value of plan assets [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	(2,123)	(3,398)
Current service cost
Net interest expense	(104)	(56)
Past service cost and effect of settlements	111	9
Total expense recognized in profit or loss for the period	7	(47)
Payments from the plan	29	927
Return on plan assets (excluding amounts included in net interest expenses)	(109)	228
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions
Actuarial gain (loss) arising from experience adjustments
Total effect on other comprehensive income for the period	(109)	228
Effect of changes in foreign exchange rates	60	355
by employer	(130)	(187)
by plan’s participants
Balance at ending	(2,266)	(2,123)
Net defined benefit liability (asset) [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	1,040	1,440
Current service cost	152	198
Net interest expense	46	64
Past service cost and effect of settlements	(101)	9
Total expense recognized in profit or loss for the period	97	271
Payments from the plan	(7)	(449)
Return on plan assets (excluding amounts included in net interest expenses)	(109)	228
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions	(24)	(258)
Actuarial gain (loss) arising from experience adjustments	36	151
Total effect on other comprehensive income for the period	(97)	121
Effect of changes in foreign exchange rates	(34)	(156)
by employer	(130)	(187)
by plan’s participants
Balance at ending	$ 869	$ 1,040